Contingencies (Details)	1 Months Ended
Oct. 23, 2020 USD ($) $ / shares
Contingencies (Details) [Line Items]
Conversion of common stock | $ / shares	$ 5.8417
Termination fee | $	$ 450,000
Beijing Fenjin [Member]
Contingencies (Details) [Line Items]
Transfer agreement description	the Company also entered into an equity transfer agreement (the “Disposition Agreement”) with Beijing Fenjin Times Technology Development Co., Ltd. (“Beijing Fenjin”) and its wholly owned subsidiary, Lianluo Connection, pursuant to which Beijing Fenjin will acquire 100% of the equity interests in Lianluo Connection for RMB0 immediately following completion of the Merger. In exchange for all of the equity interests in Lianluo Connection, Beijing Fenjin agreed to contribute RMB87.784 million to Lianluo Connection’s registered capital by September 23, 2023 in accordance with the articles of association of Lianluo Connection. In addition, as an inducement for Beijing Fenjin entering into the Disposition Agreement, the Company agreed to convert the indebtedness in the aggregate amount of $11,255,188.47 that Lianluo Connection owes to the Company into additional paid-in capital of Lianluo Connection immediately prior to the closing of the disposition.